May 2017
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Erika Forshtay
Account Administrator
312-332-7530
erika.forshtay@usbank.com
www.usbank.com/abs
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Trimont Real Estate Advisors, Inc.
Payment Date:
May 12, 2017
Prior Payment:
Apr 12, 2017
Next Payment:
Jun 12, 2017
Record Date:
Apr 28, 2017
Determination Date:
May 8, 2017
First Payment Date:
Aug 12, 2013
Closing Date:
Jul 31, 2013
Cut-off Date:
Jul 1, 2013
Final Distribution Date:
Jul 12, 2046
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Statement to Certificateholders

REO Additional Detail

Bond Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquency Summary Report

Defeased Loan Detail

Investor Notice note page

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
May 2017
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.20600%
66,860,000.00
7,778,236.61
1,554,820.46
7,817.13
1,562,637.59
0.00
6,223,416.15
A-2
2.81200%
72,740,000.00
72,740,000.00
0.00
170,454.07
170,454.07
0.00
72,740,000.00
A-3
4.04587%
149,690,000.00
149,690,000.00
0.00
504,688.57
504,688.57
0.00
149,690,000.00
A-4
3.87100%
135,000,000.00
135,000,000.00
0.00
435,487.50
435,487.50
0.00
135,000,000.00
A-5
4.03287%
420,255,000.00
420,255,000.00
0.00
1,412,361.49
1,412,361.49
0.00
420,255,000.00
A-AB
3.71900%
89,211,000.00
89,211,000.00
0.00
276,479.76
276,479.76
0.00
89,211,000.00
X-A
0.19276%
1,032,134,000.00
973,052,236.61
0.00
156,304.62
156,304.62
0.00
971,497,416.15
X-B
0.57687%
30,014,000.00
30,014,000.00
0.00
14,428.48
14,428.48
0.00
30,014,000.00
X-C
0.57687%
56,692,540.00
56,692,540.00
0.00
27,253.52
27,253.52
0.00
56,692,540.00
A-S*
4.06587%
98,378,000.00
98,378,000.00
0.00
333,326.80
333,326.80
0.00
98,378,000.00
100.00%
B*
4.06587%
88,374,000.00
88,374,000.00
0.00
299,430.99
299,430.99
0.00
88,374,000.00
100.00%
C*
4.06587%
50,023,000.00
50,023,000.00
0.00
169,489.18
169,489.18
0.00
50,023,000.00
100.00%
D
4.06587%
76,701,000.00
76,701,000.00
0.00
259,880.25
259,880.25
0.00
76,701,000.00
E
3.48900%
30,014,000.00
30,014,000.00
0.00
87,265.71
87,265.71
0.00
30,014,000.00
F
3.48900%
13,339,000.00
13,339,000.00
0.00
38,783.14
38,783.14
0.00
13,339,000.00
G
3.48900%
43,353,540.00
43,353,540.00
0.00
126,050.41
126,050.41
0.00
43,353,540.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ*
4.06587%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
1,333,938,540.00
1,274,856,776.61
1,554,820.46
4,319,501.62
5,874,322.08
0.00
1,273,301,956.15
*The Exchange/Exchangeable Certificates
PAYMENT DETAIL

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
May 2017
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
PEZ*
4.06587%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
*The Exchange/Exchangeable Certificates
EXCHANGEABLE CERTIFICATE DETAIL

May 2017
GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36198EAA3
0.11633617
23.25486778
0.11691789
23.37178567
0.00000000
0.09308131
A-2
36198EAB1
1.00000000
0.00000000
2.34333338
2.34333338
0.00000000
1.00000000
A-3
36198EAC9
1.00000000
0.00000000
3.37155835
3.37155835
0.00000000
1.00000000
A-4
36198EAD7
1.00000000
0.00000000
3.22583333
3.22583333
0.00000000
1.00000000
A-5
36198EAE5
1.00000000
0.00000000
3.36072501
3.36072501
0.00000000
1.00000000
A-AB
36198EAF2
1.00000000
0.00000000
3.09916669
3.09916669
0.00000000
1.00000000
X-A
36198EAG0
0.94275766
0.00000000
0.15143830
0.15143830
0.00000000
0.94125125
X-B
36198EAH8
1.00000000
0.00000000
0.48072500
0.48072500
0.00000000
1.00000000
X-C
36198EAL9
1.00000000
0.00000000
0.48072498
0.48072498
0.00000000
1.00000000
A-S*
36198EAP0
1.00000000
0.00000000
3.38822500
3.38822500
0.00000000
1.00000000
B*
36198EAS4
1.00000000
0.00000000
3.38822497
3.38822497
0.00000000
1.00000000
C*
36198EAY1
1.00000000
0.00000000
3.38822502
3.38822502
0.00000000
1.00000000
D
36198EBB0
1.00000000
0.00000000
3.38822506
3.38822506
0.00000000
1.00000000
E
U0403RAH3
1.00000000
0.00000000
2.90750017
2.90750017
0.00000000
1.00000000
F
U0403RAJ9
1.00000000
0.00000000
2.90749981
2.90749981
0.00000000
1.00000000
G
U0403RAK6
1.00000000
0.00000000
2.90749978
2.90749978
0.00000000
1.00000000
R
36198EBP9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ*
36198EAV7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
*The Exchange/Exchangeable Certificates
FACTOR DETAIL

May 2017
GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1
7,778,236.61
1,554,820.46
0.00
0.00
6,223,416.15
0.00
A-2
72,740,000.00
0.00
0.00
0.00
72,740,000.00
0.00
A-3
149,690,000.00
0.00
0.00
0.00
149,690,000.00
0.00
A-4
135,000,000.00
0.00
0.00
0.00
135,000,000.00
0.00
A-5
420,255,000.00
0.00
0.00
0.00
420,255,000.00
0.00
A-AB
89,211,000.00
0.00
0.00
0.00
89,211,000.00
0.00
A-S*
98,378,000.00
0.00
0.00
0.00
98,378,000.00
0.00
B*
88,374,000.00
0.00
0.00
0.00
88,374,000.00
0.00
C*
50,023,000.00
0.00
0.00
0.00
50,023,000.00
0.00
D
76,701,000.00
0.00
0.00
0.00
76,701,000.00
0.00
E
30,014,000.00
0.00
0.00
0.00
30,014,000.00
0.00
F
13,339,000.00
0.00
0.00
0.00
13,339,000.00
0.00
G
43,353,540.00
0.00
0.00
0.00
43,353,540.00
0.00
PEZ*
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,274,856,776.61
1,554,820.46
0.00
0.00
1,273,301,956.15
0.00
*The Exchange/Exchangeable Certificates
PRINCIPAL DETAIL

May 2017
GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Charges / Prepay
Distribution
Interest
Class
Interest
Shortfall
Adjustment
Shortfall
Premiums
Amount
Shortfall
A-1
7,817.13
0.00
0.00
0.00
0.00
7,817.13
0.00
A-2
170,454.07
0.00
0.00
0.00
0.00
170,454.07
0.00
A-3
504,688.57
0.00
0.00
0.00
0.00
504,688.57
0.00
A-4
435,487.50
0.00
0.00
0.00
0.00
435,487.50
0.00
A-5
1,412,361.49
0.00
0.00
0.00
0.00
1,412,361.49
0.00
A-AB
276,479.76
0.00
0.00
0.00
0.00
276,479.76
0.00
X-A
156,304.62
0.00
0.00
0.00
0.00
156,304.62
0.00
X-B
14,428.48
0.00
0.00
0.00
0.00
14,428.48
0.00
X-C
27,253.52
0.00
0.00
0.00
0.00
27,253.52
0.00
A-S*
333,326.80
0.00
0.00
0.00
0.00
333,326.80
(0.00)
B*
299,431.00
0.00
0.00
0.01
0.00
299,430.99
0.00
C*
169,489.18
0.00
0.00
0.00
0.00
169,489.18
0.00
D
259,880.25
0.00
0.00
0.00
0.00
259,880.25
0.00
E
87,265.71
0.00
0.00
0.00
0.00
87,265.71
0.00
F
38,783.14
0.00
0.00
0.00
0.00
38,783.14
0.00
G
126,050.42
0.00
0.00
0.01
0.00
126,050.41
0.09
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ*
0.00
0.00
0.00
0.00
0.00
0.00
(0.01)
Totals:
4,319,501.64
0.00
0.00
0.02
0.00
4,319,501.62
0.08
*The Exchange/Exchangeable Certificates
INTEREST DETAIL

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
May 2017
Interest
Fees
Scheduled Interest
4,412,210.70
Master Servicing Fee
89,745.01
Interest Adjustments
0.00
Special Servicing Fee
0.00
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
1,168.61
Net Prepayment Shortfall
0.00
CREFC Intellectual Property Royalty
Net Prepayment Interest Excess
0.00
License Fee
531.21
Interest Reserve (Deposit)/Withdrawal
0.00
Operating Advisor Fee
1,264.25
Interest Collections
4,412,210.70
Other/Miscellaneous Fee
0.00
Fee Distributions
92,709.08
Principal
Scheduled Principal
1,554,820.49
Unscheduled Principal
(0.03)
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
1,554,820.46
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other Expenses of the Trust
0.00
Other
Yield Maintenance / Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,319,501.62
Principal Distribution
1,554,820.46
Yield Maintenance / Prepayment Premium
0.00
Available Distribution Amount
5,874,322.08
Total Collections
5,967,031.16
Total Distributions
5,967,031.16
Funds Collection
Funds Distribution
RECONCILIATION OF FUNDS

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
May 2017
Aggregate P&I Advances
Current
Outstanding
Advance
Advance
Mortgage
Outstanding
Principal
0.00
611,461.18
Loan
P&I Advances
Interest
0.00
2,979,702.23
0
0.00
Total
0.00
3,591,163.41
0
0.00
0
0.00
Aggregate Realized Losses in Related Collection Period
0.00
Agg Addt'l Trust Expenses in Related Collection Period
0.00
Mortgage Loan Stated Principal Balance
Beginning
Ending
% of Cut-Off Date Principal Balance
95.45%
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Other
0.00
Total
0.00
Controlling Class
G
Controlling Class Representative
Raith Capital Management, LLC
Totals:
0.00
MISCELLANEOUS DETAIL
P&I Advances With Respect To Each Mortgage Loan
1,274,856,777.38
1,273,301,956.92

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
May 2017
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
Goldman Sachs Mortgage Company
2/14/2017
1541502
Citigroup Global Markets Realty Corp.
2/14/2017
1541001
Starwood Mortgage Funding I LLC
2/14/2017
1682511
Repurchase/Replacement
Status
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
May 2017
Count
Balance
Count
Balance
Totals:
Totals:
ADDITIONAL LOAN DETAIL
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans
(Foreclosure Proceedings Commenced)

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
May 2017
Stated Principal
Amount of Any Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
ADDITIONAL LOAN DETAIL
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period

May 2017
ADDITIONAL RECONCILIATION DETAIL
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

May 2017
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

May 2017
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
9,494,725.10
0.7%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

May 2017
REO STATUS REPORT
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

May 2017
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

May 2017
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

May 2017
APPRAISAL REDUCTION REPORT
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

May 2017
LOAN LEVEL DETAIL
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
300630001
Office
NY
06/06/23
N
150,000,000.00
506,625.00
0.00
05/06/17
0.00
0
506,625.00
0.00
4.053
2.46
12/31/16
300630002
Retail
KY
06/06/20
N
143,945,259.50
597,134.11
-0.03
05/06/17
0.00
0
326,888.48
0.00
2.720
2.21
12/31/16
300630003
Retail
MN
04/06/23
N
98,273,229.17
467,846.79
0.00
05/06/17
0.00
0
266,701.43
0.00
3.250
2.29
12/31/16
300630004
Office
VA
07/06/23
N
94,787,026.98
570,524.40
0.00
05/06/17
0.00
0
438,490.47
0.00
5.544
1.82
12/31/16
300630006
Other
NY
06/06/23
N
77,574,223.79
404,956.19
0.00
05/06/17
0.00
0
290,797.33
0.00
4.492
1.43
12/31/16
300630007
Office
TX
04/06/18
N
55,312,000.00
168,701.60
0.00
05/06/17
0.00
0
168,701.60
0.00
3.660
3.68
12/31/15
300630008
Multifamily
OH
05/06/23
N
33,808,585.64
169,119.43
0.00
05/06/17
0.00
0
115,695.20
0.00
4.100
1.91
12/31/16
300630009
Office
AZ
05/06/23
N
30,000,000.00
88,750.00
0.00
05/06/17
0.00
0
88,750.00
0.00
3.550
3.50
12/31/16
300630010
Retail
LA
06/06/23
N
25,131,969.43
131,035.89
0.00
05/06/17
0.00
0
86,784.53
0.00
4.137
1.60
12/31/16
300630014
Industrial
PA
07/06/23
N
20,624,861.19
134,046.54
0.00
05/06/17
0.00
0
90,184.53
0.00
5.236
1.06
12/31/16
300630015
Office
VT
06/06/23
N
20,872,548.93
108,786.96
0.00
05/06/17
0.00
0
72,015.19
0.00
4.133
2.02
12/31/16
300630017
Multifamily
IL
04/06/23
N
17,700,907.34
95,819.16
0.00
05/06/17
0.00
0
65,899.57
0.00
4.460
1.64
12/31/16
300630018
Multifamily
ID
07/06/23
N
16,732,601.78
93,385.05
0.00
05/06/17
0.00
0
67,028.85
0.00
4.800
1.48
12/31/16
300630019
Retail
XX
05/06/23
N
16,098,546.35
77,748.35
0.00
05/06/17
0.00
0
50,969.47
0.00
3.793
2.19
12/31/16
300630020
Mixed Use
NY
06/06/20
N
16,000,000.00
56,000.00
0.00
05/06/17
0.00
0
56,000.00
0.00
4.200
1.78
12/31/16
300630021
Mixed Use
NY
07/06/23
N
15,000,000.00
58,643.75
0.00
05/06/17
0.00
0
58,643.75
0.00
4.692
1.84
12/31/16
300630023
Retail
CA
07/06/23
N
13,474,644.39
76,822.31
0.00
05/06/17
0.00
0
56,302.95
0.00
5.007
1.48
12/31/16
300630025
MI
06/06/23
N
12,127,553.07
64,409.65
0.00
05/06/17
0.00
0
43,632.75
0.00
4.310
2.19
12/31/16
300630026
Mixed Use
MI
07/06/18
N
11,323,887.87
65,415.99
0.00
05/06/17
0.00
0
48,533.77
0.00
5.136
1.33
12/31/16
300630027
Multifamily
MI
06/06/23
N
11,205,986.56
60,020.45
0.00
05/06/17
0.00
0
41,064.58
0.00
4.390
1.58
12/31/16
300630030
Multifamily
TX
06/06/23
N
9,804,992.04
52,505.49
0.00
05/06/17
0.00
0
35,914.26
0.00
4.388
3.52
12/31/16
300630034
Other
NC
06/06/23
N
8,375,310.98
43,581.88
0.00
05/06/17
0.00
0
28,792.03
0.00
4.118
3.10
12/31/16
300630037
Self Storage
TN
02/06/23
N
7,668,035.74
40,103.52
0.00
05/06/17
0.00
0
26,565.44
0.00
4.150
0.00
300630038
Mixed Use
CA
07/06/23
N
7,354,064.57
47,264.94
0.00
05/06/17
0.00
0
31,362.28
0.00
5.107
0.86
12/31/16
300630039
Multifamily
NC
06/06/23
N
6,799,729.10
35,659.92
0.00
05/06/17
0.00
0
23,789.51
0.00
4.191
1.11
12/31/16
300630040
Multifamily
PA
07/06/23
N
6,829,492.19
38,735.52
0.00
05/06/17
0.00
0
28,249.11
0.00
4.956
1.69
12/31/16
300630043
Mixed Use
NY
05/06/23
N
6,278,737.46
31,407.89
0.00
05/06/17
0.00
0
21,486.25
0.00
4.100
1.88
12/31/16
300630044
Multifamily
PA
07/06/23
N
5,676,844.32
30,898.80
0.00
05/06/17
0.00
0
21,602.60
0.00
4.559
1.60
12/31/16
300630045
Mobile Home
OH
06/06/23
N
5,444,185.86
32,672.50
0.00
05/06/17
0.00
0
19,555.34
0.00
4.300
1.70
12/31/16
300630046
Multifamily
TX
06/06/23
N
5,434,766.65
29,103.05
0.00
05/06/17
0.00
0
19,906.76
0.00
4.388
2.88
12/31/16
300630047
Retail
IL
06/06/23
N
4,817,803.62
25,155.85
0.00
05/06/17
0.00
0
16,690.85
0.00
4.150
2.57
12/31/16
300630048
Self Storage
GA
05/06/23
N
4,747,538.04
24,697.48
0.00
05/06/17
0.00
0
16,249.62
0.00
4.100
2.59
12/31/15
300630049
Self Storage
NC
07/06/23
N
4,678,250.06
25,615.85
0.00
05/06/17
0.00
0
18,024.87
0.00
4.616
1.71
12/31/16
300630050
Retail
TX
06/06/23
N
4,617,212.27
24,496.14
0.00
05/06/17
0.00
0
16,573.40
0.00
4.300
0.00
300630051
Mixed Use
MI
06/06/23
N
4,263,663.77
23,516.05
0.00
05/06/17
0.00
0
16,619.60
0.00
4.670
1.66
12/31/16
300630052
Retail
NC
06/06/23
N
4,203,827.83
22,587.43
0.00
05/06/17
0.00
0
15,510.17
0.00
4.420
1.98
12/31/16
300630053
Retail
FL
06/06/23
N
4,097,245.18
25,140.34
0.00
05/06/17
0.00
0
15,571.67
0.00
4.550
1.61
12/31/16
300630054
Retail
WI
04/06/23
N
3,805,519.32
20,001.87
0.00
05/06/17
0.00
0
13,279.31
0.00
4.180
1.95
12/31/16
300630055
Multifamily
PA
07/06/23
N
3,711,674.61
20,414.78
0.00
05/06/17
0.00
0
14,433.80
0.00
4.659
1.63
12/31/16
300630056
Multifamily
MI
06/06/23
N
3,580,791.46
19,585.79
0.00
05/06/17
0.00
0
13,718.97
0.00
4.590
2.61
12/31/16
300630057
Multifamily
NC
04/06/23
N
3,555,429.44
20,304.66
0.00
05/06/17
0.00
0
14,905.04
0.00
5.023
0.00

May 2017
LOAN LEVEL DETAIL
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
300630059
Multifamily
PA
07/06/23
N
3,296,551.44
17,849.08
0.00
05/06/17
0.00
0
12,407.24
0.00
4.509
1.67
12/31/16
300630060
Retail
MD
04/06/23
N
2,971,137.57
17,915.42
0.00
05/06/17
0.00
0
10,672.53
0.00
4.300
1.46
12/31/16
300630062
Multifamily
TX
06/06/23
N
2,749,718.96
17,625.21
0.00
05/06/17
0.00
0
11,597.10
0.00
5.050
1.94
12/31/16
300630065
Self Storage
FL
05/06/23
N
2,206,722.89
12,864.46
0.00
05/06/17
0.00
0
7,282.17
0.00
3.950
4.03
12/31/16
300630066
Self Storage
FL
05/06/23
N
2,071,617.41
12,076.84
0.00
05/06/17
0.00
0
6,836.32
0.00
3.950
4.44
12/31/16
300630067
Self Storage
FL
05/06/23
N
1,981,547.09
11,551.76
0.00
05/06/17
0.00
0
6,539.09
0.00
3.950
4.53
12/31/16
304100977
Office
NY
06/06/23
N
100,000,000.00
369,500.00
0.00
05/06/17
0.00
0
369,500.00
0.00
4.434
1.78
12/31/16
304100986
Self Storage
OK
07/06/23
N
3,380,960.70
18,714.26
0.00
05/06/17
0.00
0
13,319.66
0.00
4.720
1.88
12/31/16
340100966
Multifamily
TX
04/06/23
N
8,104,435.16
40,881.57
0.00
05/06/17
0.00
0
28,139.55
0.00
4.160
1.50
12/31/16
340100967
Self Storage
AZ
06/06/23
07/15/16
340100969
Self Storage
TX
06/06/23
N
2,722,731.94
15,267.93
0.00
05/06/17
0.00
0
10,976.27
0.00
4.830
0.00
340100970
Retail
FL
06/06/23
N
2,625,482.60
14,461.20
0.00
05/06/17
0.00
0
10,910.49
0.00
4.980
1.53
12/31/15
340100971
Self Storage
LA
06/06/23
N
3,973,255.78
21,483.65
0.00
05/06/17
0.00
0
14,858.22
0.00
4.480
3.06
12/31/16
340100972
Self Storage
LA
06/06/23
N
2,290,465.25
12,384.69
0.00
05/06/17
0.00
0
8,565.33
0.00
4.480
3.56
12/31/16
417000114
Retail
TN
07/06/23
N
10,335,072.46
59,810.11
0.00
05/06/17
0.00
0
44,446.50
0.00
5.153
1.55
12/31/16
417000117
Multifamily
NV
07/06/23
N
3,029,498.54
18,028.96
0.00
05/06/17
0.00
0
13,727.94
0.00
5.430
1.35
12/31/16
695100143
Other
OR
06/06/23
N
21,420,765.95
112,205.63
0.00
05/06/17
0.00
0
74,746.15
0.00
4.180
2.08
12/31/16
695100152
Retail
TX
06/06/23
N
14,037,833.97
76,574.27
0.00
05/06/17
0.00
0
53,478.40
0.00
4.564
1.53
12/31/16
695100153
Retail
NC
06/06/23
N
7,952,125.81
43,255.32
0.00
05/06/17
0.00
0
30,115.34
0.00
4.537
1.88
12/31/16
695100154
Multifamily
LA
07/06/23
N
8,428,415.27
45,510.81
0.00
05/06/17
0.00
0
31,539.35
0.00
4.483
1.50
12/31/16
695100155
Mobile Home
IL
07/06/23
N
18,275,737.81
99,348.94
0.00
05/06/17
0.00
0
69,363.44
0.00
4.547
2.19
12/31/16
695100157
Mobile Home
AZ
07/06/23
N
8,720,111.16
47,592.59
0.00
05/06/17
0.00
0
33,372.42
0.00
4.585
1.71
12/31/16
695100158
Multifamily
KY
07/06/23
N
9,838,522.05
53,376.79
0.00
05/06/17
0.00
0
37,185.12
0.00
4.528
0.00
695100159
Multifamily
IL
07/06/23
N
12,947,426.15
71,042.13
0.00
05/06/17
0.00
0
50,101.13
0.00
4.636
2.01
12/31/16
695100160
Multifamily
TX
07/06/23
N
21,384,065.80
113,506.04
0.00
05/06/17
0.00
0
83,070.42
0.00
4.655
1.46
12/31/16
695100161
Office
TX
07/06/23
N
2,818,808.66
14,962.16
0.00
05/06/17
0.00
0
10,950.19
0.00
4.655
1.56
12/31/16
1,273,301,956.92
5,967,031.19
-0.03
0.00
67
Totals:
Count:
4,412,210.70
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

May 2017
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

May 2017
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

May 2017
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
0M to 4.9M
24
$82,197,454.43
6.46%
5M to 9.9M
15
$112,709,768.36
8.85%
10M to 14.9M
7
$85,452,404.47
6.71%
15M to 19.9M
6
$99,807,793.28
7.84%
20M to 24.9M
4
$84,302,241.87
6.62%
25M to 29.9M
1
$25,131,969.43
1.97%
30M to 34.9M
2
$63,808,585.64
5.01%
55M to 59.9M
1
$55,312,000.00
4.34%
75M to 79.9M
1
$77,574,223.79
6.09%
90M to 94.9M
1
$94,787,026.98
7.44%
95M to 99.9M
1
$98,273,229.17
7.72%
100M to 104.9M
1
$100,000,000.00
7.85%
140M to 144.9M
1
$143,945,259.50
11.30%
150M to 154.9M
1
$150,000,000.00
11.78%
Total
66
$1,273,301,956.92
100.00%
Remaining Principal Balance
Count
Balance ($)
%
2.500% - 2.740%
1
$143,945,259.50
11.30%
3.250% - 3.490%
1
$98,273,229.17
7.72%
3.500% - 3.740%
2
$85,312,000.00
6.70%
3.750% - 3.990%
4
$22,358,433.74
1.76%
4.000% - 4.240%
14
$317,830,979.37
24.96%
4.250% - 4.490%
14
$265,776,929.28
20.87%
4.500% - 4.740%
17
$143,660,612.95
11.28%
4.750% - 4.990%
4
$28,910,308.51
2.27%
5.000% - 5.240%
7
$69,417,678.88
5.45%
5.250% - 5.490%
1
$3,029,498.54
0.24%
5.500% - 5.740%
1
$94,787,026.98
7.44%
Total
66
$1,273,301,956.92
100.00%
Gross Rate
Total Weighted Average Rate: 4.15%

May 2017
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
NEW YORK
6
$364,852,961.25
28.65%
KENTUCKY
2
$153,783,781.55
12.08%
TEXAS
10
$126,986,565.45
9.97%
MINNESOTA
1
$98,273,229.17
7.72%
VIRGINIA
1
$94,787,026.98
7.44%
ILLINOIS
4
$53,741,874.92
4.22%
MICHIGAN
5
$42,501,882.73
3.34%
PENNSYLVANIA
5
$40,139,423.75
3.15%
LOUISIANA
4
$39,824,105.73
3.13%
OHIO
2
$39,252,771.50
3.08%
ARIZONA
2
$38,720,111.16
3.04%
NORTH CAROLINA
6
$35,564,673.22
2.79%
OREGON
1
$21,420,765.95
1.68%
VERMONT
1
$20,872,548.93
1.64%
CALIFORNIA
2
$20,828,708.96
1.64%
TENNESSEE
2
$18,003,108.20
1.41%
IDAHO
1
$16,732,601.78
1.31%
VARIOUS
1
$16,098,546.35
1.26%
FLORIDA
5
$12,982,615.17
1.02%
GEORGIA
1
$4,747,538.04
0.37%
WISCONSIN
1
$3,805,519.32
0.30%
OKLAHOMA
1
$3,380,960.70
0.27%
NEVADA
1
$3,029,498.54
0.24%
MARYLAND
1
$2,971,137.57
0.23%
Total
66
$1,273,301,956.92
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Industrial
1
$20,624,861.19
1.64%
Mixed Use
6
$60,220,353.67
4.77%
Mobile Home Park
3
$32,440,034.83
2.57%
Multifamily
20
$194,620,434.50
15.43%
Office
7
$453,790,384.57
35.98%
Other
3
$107,370,300.72
8.51%
Retail
15
$356,386,909.47
28.26%
Self Storage
10
$35,721,124.90
2.83%
Total
65
$1,261,174,403.85
100.00%
Property Type

May 2017
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
45 - 47
50
$838,328,138.24
65.84%
48 - 50
16
$434,973,818.68
34.16%
Total
66
$1,273,301,956.92
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 47
Count
Balance ($)
%
9 - 11
1
$55,312,000.00
4.34%
12 - 14
1
$11,323,887.87
0.89%
36 - 38
2
$159,945,259.50
12.56%
69 - 71
5
$130,855,228.56
10.28%
72 - 74
57
$915,865,580.99
71.93%
Total
66
$1,273,301,956.92
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 65

May 2017
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
0.500% - 0.99
1
$7,354,064.57
0.58%
1.000% - 1.49
9
$172,592,057.33
13.55%
1.500% - 1.99
30
$441,013,237.71
34.64%
2.000% - 2.49
10
$498,778,870.55
39.17%
2.500% - 2.99
4
$16,053,561.40
1.26%
3.000% - 3.49
3
$67,660,566.76
5.31%
3.500% - 3.99
2
$39,804,992.04
3.13%
4.000% - 4.49
2
$4,278,340.30
0.34%
4.500% - 4.99
1
$1,981,547.09
0.16%
Not Avail.
4
$23,784,719.17
1.87%
Total
66
$1,273,301,956.92
100.00%
DSCR
Total Weighted Average DSCR: 2.03
Count
Balance ($)
%
Amortizing Balloon
51
$594,351,811.96
46.68%
IO Maturity Balloon
5
$351,312,000.00
27.59%
IO/Amortizing/Balloon
10
$327,638,144.96
25.73%
Total
66
$1,273,301,956.92
100.00%
Amortization Type

May 2017
Delinquency Summary Report
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
66
1,273,301,956.92
100.00%
1,273,301,956.93
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
66
1,273,301,956.92
100.00%
1,273,301,956.93
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
66
1,273,301,956.92
100.00%
1,273,301,956.93
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
66
1,273,301,956.92
100.00%
1,273,301,956.93
Group 0
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

May 2017
DEFEASED LOAN DETAIL
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
7,668,035.74
02/06/2023
4.15
F
300630037
3,555,429.44
04/06/2023
5.02
F
300630057
2,722,731.94
06/06/2023
4.83
F
340100969
9,838,522.05
07/06/2023
4.53
F
695100158
23,784,719.17
Count:
Totals:
4
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

May 2017
Investor Notice
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.